Servicing	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Servicing
4.	SERVICING

Loans serviced for others by the Company are not included in the accompanying consolidated balance sheets. The risks inherent in mortgage service assets relate primarily to changes in prepayments that result from shifts in mortgage interest rates. The unpaid principal balances of mortgage loans serviced for others amounted to $163.4 million, $174.3 million and $127.4 million at December 31, 2013, 2012 and 2011, respectively.

Included in loans serviced for others at December 31, 2013, 2012 and 2011 is $71.2 million, $80.1 million and $60.6 million, respectively, of loans serviced for the Federal Home Loan Bank of Boston with a recourse provision whereby the Company may be obligated to participate in potential losses on a limited basis when a realized loss on foreclosure occurs. Losses are borne in priority order by the borrower, PMI insurance, the Federal Home Loan Bank and the Company. At December 31, 2013, 2012 and 2011, the maximum contingent liability associated with loans sold with recourse is $3.2 million, $3.0 million and $1.9 million, respectively, which is not recorded in the consolidated financial statements. The Company has never repurchased any loans or incurred any losses under these recourse provisions.

The fair value of servicing rights was determined using discounts rates ranging from 8.50% to 11.50% and projected prepayment speeds from the Securities Industry & Financial Markets Association PSA tables ranging from 122 to 362 at December 31, 2013. At December 31, 2012, the fair value of servicing rights was determined using discounts rates ranging from 7.50% to 10.50% and projected prepayment speeds from the Securities Industry & Financial Markets Association PSA tables ranging from 362 to 435.

The following summarizes mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Mortgage servicing rights:
Balance at beginning of year	$928	$533	$585
Additions	99	708	141
Amortization	(303)	(313)	(193)

Balance at end of year	724	928	533
Valuation allowance:
Balance at beginning of year	70	—	—
Recoveries	(62)	—	—
Provisions	—	70	—

Balance at end of year	8	70	—

Mortgage servicing assets, net	$716	$858	$533

Fair value of mortgage servicing assets	$1,517	$1,065	$533

The following servicing fees are included in loan fee income:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Contractually specified servicing fees	$417	$354	$288
Late fees	11	10	11
Ancillary fees	2	3	2

	$430	$367	$301